Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2014